Cover	Feb. 04, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 10, 2021, E2open Parent Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, the closing of the Business Combination (as defined in the Original 8-K) between E2open Holdings, LLC and CC Neuberger Principal Holdings I (“CCNB1”) and certain related matters. This Current Report on Form 8-K/A is being filed solely to amend Item 4.01 of the Original 8-K and file an additional Exhibit as set forth below and does not otherwise modify or update the Original 8-K or the disclosure set forth therein or otherwise reflect events occurring after the date of the filing thereof. Capitalized terms not defined herein shall have the meanings set forth in the Original 8-K.
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Central Index Key	0001800347
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity File Number	001-39272
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1874570
Entity Address, Address Line One	9600 Great Hills Trail, Suite 300E
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	866
Local Phone Number	432-6736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of each class	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ETWO
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of each class	Warrants to purchase one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ETWO WS
Security Exchange Name	NYSE